SUBSIDIARIES (Details)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hyperion Metals (Australia) Pty Ltd
Subsidiaries [Abstract]
Country of incorporation	Australia
Equity Interest (in percent)	100.00%	100.00%
IperionX Critical Minerals LLC
Subsidiaries [Abstract]
Country of incorporation	United States
Equity Interest (in percent)	100.00%	100.00%
IperionX Technology LLC
Subsidiaries [Abstract]
Country of incorporation	United States
Equity Interest (in percent)	100.00%	100.00%
IperionX Inc.
Subsidiaries [Abstract]
Country of incorporation	United States
Equity Interest (in percent)	100.00%	100.00%